Fees Summary	Feb. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 901,000
Previously Paid Amount	0.00
Total Fee Amount	137.94
Total Offset Amount	0.00
Net Fee	137.94
Narrative - Max Aggregate Offering Price	$ 901,000
Final Prospectus	true